EMPLOYEE BENEFIT PLANS, LTIP Activity (FY) (Details) - $ / shares shares in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019
Shares Outstanding [Roll Forward]
Exercised/earned (in shares)		(984)
Average Price [Abstract]
Exercised/earned (in dollars per share)		$ 15.52
Stock Option [Member]
Shares Outstanding [Roll Forward]
Beginning balance (in shares)			71
Granted (in shares)			2
Ancillary (in shares)			0
Exercised/earned (in shares)			(35)
Cancelled (in shares)			(1)
Net Transfers (in shares)	[1]		(1)
Ending balance (in shares)			36
Average Price [Abstract]
Beginning balance (in dollars per share)	[2]		$ 85.86
Granted (in dollars per share)	[2]		133.19
Ancillary (in dollars per share)	[2]		0
Exercised/earned (in dollars per share)	[2]		87.18
Cancelled (in dollars per share)	[2]		110.83
Net Transfers (in dollars per share)	[1],[2]		95.23
Ending balance (in dollars per share)	[2]		$ 91.06
Stock Appreciation Rights (SARs) [Member]
Shares Outstanding [Roll Forward]
Beginning balance (in shares)			5,635
Granted (in shares)			1,673
Ancillary (in shares)			0
Exercised/earned (in shares)			(1,658)
Cancelled (in shares)			(157)
Net Transfers (in shares)	[1]		665
Ending balance (in shares)			6,158
Average Price [Abstract]
Beginning balance (in dollars per share)	[2]		$ 100.16
Granted (in dollars per share)	[2]		124.37
Ancillary (in dollars per share)	[2]		0
Exercised/earned (in dollars per share)	[2]		89.30
Cancelled (in dollars per share)	[2]		120.41
Net Transfers (in dollars per share)	[1],[2]		105.29
Ending balance (in dollars per share)	[2]		109.71
Performance Share Units [Member]
Average Price [Abstract]
Beginning balance (in dollars per share)	[2]		110.59
Granted (in dollars per share)	[2]		121.79
Ancillary (in dollars per share)	[2],[3]		95.53
Exercised/earned (in dollars per share)	[2]		95.54
Cancelled (in dollars per share)	[2]		112.39
Net Transfers (in dollars per share)	[1],[2]		108.91
Ending balance (in dollars per share)	[2]		$ 120.16
Units Outstanding [Roll Forward]
Beginning balance (in shares)		68	289
Granted (in shares)		728	142
Ancillary (in shares)	[3]		18
Exercised/earned (in shares)			(155)
Cancelled (in shares)		(22)	(25)
Net Transfers (in shares)	[1]		93
Ending balance (in shares)		774	362
Other Incentive Shares [Member]
Units Outstanding [Roll Forward]
Beginning balance (in shares)			499
Granted (in shares)			219
Ancillary (in shares)			0
Exercised/earned (in shares)			(211)
Cancelled (in shares)			(35)
Net Transfers (in shares)	[1]		121
Ending balance (in shares)			593

[1]	Represents net activity related to employee movement between UTC business units and other miscellaneous adjustments.
[2]	Weighted-average grant/exercise price
[3]	Ancillary shares granted based on actual performance achieved on the 2016 award